Exceptional items - Schedule of exceptional items - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jul. 03, 2025	Jul. 01, 2025
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	$ (3,722)	$ (3,428)	$ (3,002)
Non-operating items	6	(220)	(70)
Borrowing cost capitalized exceptional	0	58	0
Seychelles Breweries Limited sale
Disclosure Of Exceptional Items [Line Items]
Disposal, percentage of interest disposed					54.40%
Guinness Ghana plc sale
Disclosure Of Exceptional Items [Line Items]
Disposal, percentage of interest disposed				80.40%
Mey Icki
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss	786
Don Papa
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss	287
Aviation American gin
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss	44	231
Ypióca
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss	41
Various US brands
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss	138	170
George Dickel and Balcones
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss	190
Distill Ventures programme
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss	65
Distill Ventures exits
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss	3	458
Non-operating items	4
Bells Whisky
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss		51
Brand and tangible asset impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss	1,489	910	(224)
Shui Jing Fang brand impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss			(379)
Chase Brand, Goodwill And Related Goodwill
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss			101
US ready to drink portfolio impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss			54
Accelerate and Supply Chain Agility Programme
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(908)	(225)	(61)
Restructuring cash expenditure	156	38	26
Accelerate and Supply Chain Agility Programme | Severance cost
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(514)	(73)
Accelerate and Supply Chain Agility Programme | impairment of PPE and others
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(263)	(117)	(3)
Distribution model change in Japan, Thailand
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(75)
Distribution model change in France
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		(145)
Discretionary increase in pension benefits in Ireland
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(38)
Various dispute and litigation matters in North America and Europe
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(17)	(51)	(107)
USVI cover-over
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	0	(38)	0
Seychelles Breweries Limited sale
Disclosure Of Exceptional Items [Line Items]
Non-operating items	62	(4)	0
Guinness Ghana plc sale
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(49)	(114)	0
Exchange recycled from other comprehensive income	(94)
Hyperinflationary adjustment recycled from other comprehensive income	22
Sheridan sale
Disclosure Of Exceptional Items [Line Items]
Non-operating items	46
East African Breweries PLC and Kenyan spirits business prospective sale
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(43)
Santa Vittoria sale
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(7)	(29)	0
Ciroc LLC arrangement
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(5)	(11)	0
Royal Challengers business sale
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(3)
Guinness Nigeria
Disclosure Of Exceptional Items [Line Items]
Non-operating items	2	(125)	(6)
MHD France joint operation disposal
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(2)	(5)	0
Pampero Brand and Inventory
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(1)	53	0
Windsor business
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(1)	4	(58)
Cacique brand disposal
Disclosure Of Exceptional Items [Line Items]
Non-operating items	0	(20)	0
Safari brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items	0	15	0
Guinness Cameroun SA
Disclosure Of Exceptional Items [Line Items]
Non-operating items	0	(8)	(10)
Ritual acquisition
Disclosure Of Exceptional Items [Line Items]
Non-operating items		25
Nao Spirits acquisition
Disclosure Of Exceptional Items [Line Items]
Non-operating items		(1)
Other non-operating exceptional items
Disclosure Of Exceptional Items [Line Items]
Non-operating items	7	$ 0	$ 4
UDL and Ruski RTD brands
Disclosure Of Exceptional Items [Line Items]
Non-operating items	$ 3